Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill
Schedule of changes in the carrying amount of goodwill

	JD Mall	New Businesses	Total
	RMB	RMB	RMB
Balance as of December 31, 2013
Goodwill	—	14,649	14,649
Accumulated impairment loss	—	—	—

	—	14,649	14,649

Transaction in 2014
Additions	14,401	2,593,420	2,607,821
Balance as of December 31, 2014
Goodwill	14,401	2,608,069	2,622,470
Accumulated impairment loss	—	—	—

	14,401	2,608,069	2,622,470

Transaction in 2015
Impairment	—	(2,593,420)	(2,593,420)
Balance as of December 31, 2015
Goodwill	14,401	2,608,069	2,622,470
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	14,401	14,649	29,050

Transaction in 2016
Additions	6,512,618	—	6,512,618
Balance as of December 31, 2016
Goodwill	6,527,019	2,608,069	9,135,088
Accumulated impairment loss	—	(2,593,420)	(2,593,420)

	6,527,019	14,649	6,541,668